Income Taxes - Schedules of deferred tax assets (liabilities) (Detail) - USD ($) $ in Millions		Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current deferred tax assets (liabilities):
Inventories			$ 0.0	$ 5.1
Accounts receivable			0.0	1.2
Product warranty reserves			0.0	10.9
Product liability reserves			0.0	0.8
Deferred revenue, current portion			0.0	(0.2)
Deferred employee benefits			0.0	4.7
Other reserves and allowances			0.0	5.4
Less valuation allowance			0.0	(8.3)
Net deferred tax assets, current	[1]		0.0	19.6
Non-current deferred tax assets (liabilities):
Inventories			7.6	0.0
Accounts receivable			1.2	0.0
Property, plant and equipment			(2.8)	(8.3)
Intangible assets			(218.9)	(242.4)
Deferred employee benefits			15.7	12.7
Product warranty reserves			14.4	3.9
Product liability reserves			1.0	0.0
Loss carryforwards			84.9	119.1
Deferred revenue			1.1	1.5
Other			16.9	9.7
Total non-current deferred tax liabilities			(78.9)	(103.8)
Less valuation allowance			(80.1)	(104.9)
Net deferred tax liabilities, non-current			(159.0)	(208.7)
Components of Deferred Tax Assets and Liabilities [Abstract]
Current income tax asset			0.0	23.7
Long-term income tax assets, included in other non-current assets			8.9	9.3
Current deferred income tax liability, included in accounts payable and accrued expenses			0.0	(4.1)
Long-term deferred income tax liability		$ (152.8)	(167.9)	(218.0)
Net deferred income tax liability			$ (159.0)	$ (189.1)

[1]	In 2015, MFS early adopted ASU No. 2015-17, "Balance Sheet Classification of Deferred Taxes" which eliminated the requirement to present deferred tax liabilities and assets as current and non-current on the balance sheet. Prior periods were not retrospectively adjusted.